Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Changes in non-controlling interest
Changes in non-controlling interest in 2013, 2012 and 2011 are as follows:

(In US$ millions)	Ship Finance International Ltd	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Total
December 31, 2011	215	110	—	—	—	325
Changes in 2012	20	10	69	—	—	99
Net income attributable to non-controlling interest in 2012	39	48	10	—	—	97
December 31, 2012	274	168	79	—	—	521
Changes in 2013	(220)	(56)	15	100	197	36
Net income attributable to non-controlling interest in 2013	24	61	21	11	16	133
December 31, 2013	78	173	115	111	213	690
The following table summarizes the sale of the Company's drilling units to Seadrill Partners since its IPO:

(In US$millions)	T-15	T-16	West Sirius	West Leo	Total
Adjusted sales price *	74	68	922	729	1,793
Less net assets transferred	5	—	(375)	(116)	(486)
Excess of sales price over net assets transferred	79	68	547	613	1,307
Deemed contribution to Seadrill shareholders from non-controlling interest	19	16	105	69	209

* The Adjusted sales price above includes debt assumed and working capital adjustments.